Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data (Unaudited)
Total revenue	$ 1,171,337	$ 1,074,360	$ 1,040,861	$ 1,019,874	$ 1,119,718	$ 979,275	$ 933,566	$ 925,071	$ 1,028,180	$ 924,932	$ 903,612	$ 918,492	$ 4,306,432	$ 3,957,630	$ 3,775,216
Operating Income	533,082	483,598	467,572	450,890	504,062	397,794	415,467	426,916					1,935,142	1,744,239	1,406,692
Consolidated income (loss) from continuing operations	441,931	333,781	250,522	219,666	267,076	280,532	185,152	20,754	115,933	139,189	(14,108)	146,248
Net income (loss) available to common stockholders	$ 362,929	$ 274,000	$ 205,121	$ 179,412	$ 217,923	$ 230,624	$ 152,504	$ 9,373	$ 91,543	$ 105,547	$ (20,760)	$ 106,768	$ 1,021,462	$ 610,424	$ 283,098
Net income (loss) per share - Basic	$ 1.24	$ 0.93	$ 0.70	$ 0.61	$ 0.74	$ 0.79	$ 0.52	$ 0.03	$ 0.32	$ 0.38	$ (0.08)	$ 0.45	$ 3.48	$ 2.10	$ 1.06
Net income (loss) per share - Diluted	$ 1.24	$ 0.93	$ 0.70	$ 0.61	$ 0.74	$ 0.79	$ 0.52	$ 0.03	$ 0.32	$ 0.38	$ (0.08)	$ 0.45	$ 3.48	$ 2.10	$ 1.05
Weighted Average Shares Outstanding - Basic	293,821,920	293,735,663	293,367,771	293,080,205	292,931,101	292,830,418	292,323,804	286,124,631	283,967,587	281,430,338	268,289,545	235,908,551	293,504,064	291,076,008	267,054,946
Diluted weighted average shares outstanding	293,832,555	293,758,135	293,402,353	293,290,496	293,160,767	293,089,128	292,613,735	286,438,373	284,595,548	282,474,292	268,289,545	236,128,461	293,573,472	291,350,468	268,472,150